Long-Term Investments (Details) - Schedule of components of long-term investments - USD ($)	Dec. 31, 2022	Jun. 30, 2022		Dec. 31, 2021	Jun. 30, 2021		Jun. 30, 2020
Schedule Of Components Of Long Term Investments Abstract
Equity investment accounted for using the equity method	$ 25,502,714	$ 24,989,651	[1]	$ 13,843,495	$ 771,520	[1]
Equity investments without readily determinable fair value measured at Measurement Alternative	21,748	22,395	[2]	$ 22,395	23,232	[2]
Total	$ 25,524,462	$ 25,012,046			$ 794,752

[1]	For the years ended June 30, 2022 and 2021, the movement of equity investments accounted for using the equity method consisted of the following:
[2]	For the years ended June 30, 2022 and 2021, the movement of equity investments without readily determinable fair value measured at Measurement Alternative consisted of the following: